EQUITY (Details Textual) - USD ($)			1 Months Ended		3 Months Ended		9 Months Ended	12 Months Ended
	Aug. 01, 2017	May 15, 2017	Sep. 27, 2017	Aug. 18, 2017	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016
Preferred Stock, Par or Stated Value Per Share							$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized							500,000	500,000	500,000
Preferred Stock, Shares Issued							0	0	0
Preferred Stock, Shares Outstanding							0	0	0
Retained Earnings, Appropriation Description							Appropriations to the statutory reserve are required to be 10% of net income until the reserve is equal to 100% of the entity’s share capital.	Appropriations to the statutory reserve are required to be 10% of net income until the reserve is equal to 100% of the entity’s share capital.
Retained Earnings, Appropriated							$ 71,699	$ 71,699	$ 71,699
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	20,000
Shares Issued, Price Per Share	$ 0.01
Class of Warrant or Right, Exercise Price of Warrants or Rights	6.25
Payments of Stock Issuance Costs		$ 379,828
Stock-based compensation expense for the warrant issued to the board observer							$ 116,578
Board Advisor [Member]
Stock-based compensation expense for the warrant issued to the board observer					$ 116,578	$ 0
Warrant [Member]
Class of Warrant or Right, Price Per Warrant			0.01	0.01
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 6.25	$ 6.25	$ 6.25
Class of Warrant or Right, Term			5 years	5 years
Warrant [Member] | Board Advisor [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		50,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 5.00
Class of Warrant or Right, Term		5 years
Private Placement [Member]
Number of Common Stock and Warrants To Be Sold		540,000	50,000	200,000
Stock Issued During Period, Shares, New Issues		270,000	25,000	100,000
Proceeds from Issuance of Common Stock, and Warrants		$ 1,352,700
Net Proceeds from Issuance of Common Stock, and Warrants			$ 110,179	$ 450,910
Private Placement [Member] | Designee [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 6.25	$ 6.25	$ 6.25
Class of Warrant or Right, Term	5 years	5 years	5 years
Private Placement [Member] | Designee [Member] | Capital Units [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	18,000	48,600	4,500
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 5.50	$ 5.50	$ 5.50
Capital Units, Value	$ 43,122	$ 107,990	$ 10,814
Private Placement [Member] | Shareholder [Member]
Stock Issued During Period, Shares, New Issues		270,000	25,000	100,000
Shares Issued, Price Per Share		$ 4.99	$ 4.99	$ 4.99
Private Placement [Member] | Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		54,000	5,000	20,000
Class of Warrant or Right, Price Per Warrant		0.01
Class of Warrant or Right, Term		5 years